Statutory Reserves - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 3,302	$ 1,506	$ 1,875
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 67,426	74,549	42,011
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 64,124	$ 73,043	$ 40,136